Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Rent expense	$ 352,789	$ 463,694
Future minimum payments under non-cancelable operating leases:
2013	284,447
2014	278,552
2015	23,049
Total	586,048
Executive Offices [Member]
Operating Leased Assets [Line Items]
Lease term	39 months
Area of space	13,880
Monthly payment	23,049
Lease expiration date	Jan. 31, 2015
Production Studio [Member]
Operating Leased Assets [Line Items]
Area of space	7,500
Monthly payment	7,000
Office Equipment [Member]
Operating Leased Assets [Line Items]
Monthly payment	$ 655
Lease expiration date	Mar. 31, 2014